Subsequent events (Narrative) (Details)	1 Months Ended	2 Months Ended		12 Months Ended
	Dec. 15, 2023 share	Jan. 12, 2024 USD ($)	Jan. 01, 2024 CAD ($)	Oct. 31, 2023 USD ($) share shares	Oct. 31, 2022 USD ($) share	Oct. 31, 2021 USD ($)	Jan. 01, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements				$ 535,525	$ 207,588	$ 840,564
Convertible debentures				$ 3,548,059	$ 3,792,064
Number of stock options expired unexercised | share				2,400,000	2,000,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements				$ 113,260
Shares issued for private placement | shares				2,400,000
Repayment of interest accrued				$ 154,391
Number of stock options expired unexercised | share	25,000
Subsequent Events [Member] | Convertible Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible debentures		$ 137,188	$ 109,900				$ 79,227
Convertible debentures, converted amount				$ 127,704
Shares issued on conversion of convertible debenture | shares				3,780,426
Repayment of interest accrued				$ 5,000
Borrowings, maturity		12 month term	12 month term
Interest rate		4.00%	12.00%				12.00%